Derivatives	12 Months Ended
Dec. 31, 2012
Derivatives [Abstract]
DERIVATIVES

NOTE 18 – DERIVATIVES

The Corporation utilizes interest-rate swap agreements as part of its asset liability management strategy to help manage its interest rate risk position, not for speculation. The notional amount of the interest-rate swaps does not represent amounts exchanged by the parties. The amount exchanged is determined by reference to the notional amount and the other terms of the individual interest-rate swap agreements.

The Corporation implemented a program in 2009 whereby it lends to its borrowers at a fixed rate with the loan agreement containing a two-way yield maintenance provision. The program has one participant as of December 31, 2012. If the borrower prepays the loan, the yield maintenance provision will result in a prepayment penalty or benefit depending on the interest rate environment at the time of the prepayment. This provision represents an embedded derivative which is required to be bifurcated from the host loan contract. As a result of bifurcating the embedded derivative, the Corporation records the transaction with the borrower as a floating rate loan and a pay floating / receive fixed interest-rate swap. To offset the risk of the interest-rate swap with the borrower, the Corporation enters into an interest-rate swap with an outside counterparty that mirrors the terms of the interest-rate swap between the Corporation and the borrower. Both interest-rate swaps are carried as freestanding derivatives with their changes in fair value reported in current earnings. The interest-rate swaps are not designated as hedges. The change in the fair value of the interest-rate swap between the Corporation and its borrower was a decrease of $17 for the year ended December 31, 2012, which was offset by an equal increase in value during the year ended December 31, 2012 on the interest-rate swap with an outside counterparty, with the result that there was no net impact on income in 2012.

Summary information about the interest-rate swaps not designated as hedges between the Corporation and its borrower is as follows:

	2012	2011
Notional amount	$1,358	$1,423
Weighted average receive rate	5.33%	5.33%
Weighted average pay rate	3.47%	3.31%
Weighted average maturity (years)	1.0	2.0
Fair value of interest-rate swap	$29	$46

Summary information about the interest-rate swaps between the Corporation and outside parties is as follows:

	2012	2011
Notional amount	$1,358	$1,423
Weighted average pay rate	5.33%	5.33%
Weighted average receive rate	3.47%	3.31%
Weighted average maturity (years)	1.0	2.0
Fair value of interest-rate swap	$(29)	$(46)

The fair value of the interest-rate swaps at year-end is reflected in other assets and other liabilities with a corresponding offset to noninterest income.